Policyholders' Account in Life Insurance Business (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Policyholders Account In Life Insurance Business [Abstract]
Universal life insurance	¥ 1,397,294	¥ 1,221,903
Investment contracts	509,880	363,213
Other	116,298	130,494
Total	¥ 2,023,472	¥ 1,715,610